Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Cash used in operations	$ (25,668)	$ (12,476)
Net cash used in operating activities	(25,668)	(12,476)
Cash flows from investing activities
Interest received	410	566
Capital expenditure on property, plant and equipment	(31)	(30)
Capital expenditure on intangibles		(223)
Net cash from investing activities	379	313
Cash flows from financing activities
Proceeds from issue of shares, net of issue costs	17,747	16,548
Shares issued on exercise of warrants	116	1,607
Payments of lease liabilities	(422)	(151)
Payments of interest portion of lease liabilities	(46)	(26)
Proceeds from government grants		239
Net cash generated from financing activities	17,395	18,217
Net decrease in cash and cash equivalents	(7,894)	6,054
Cash and cash equivalents at beginning of period	36,978	18,705
Foreign exchange on cash and cash equivalents	(224)	22
Cash and cash equivalents at end of period	$ 28,860	$ 24,781